CONSOLIDATED STATEMENT OF EQUITY € in Millions, $ in Millions	EUR (€)		USD ($)	Common Stock EUR (€)	Common Stock USD ($)	Preferred Stock EUR (€)	Preferred Stock USD ($)	Additional Paid In Capital EUR (€)	Additional Paid In Capital USD ($)	Accumulated Surplus EUR (€)	Accumulated Surplus USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Treasury Stock EUR (€)	Treasury Stock USD ($)	Noncontrolling Interest EUR (€)	Noncontrolling Interest USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)
Balance at beginning of year (Common Stock: 956,090,482 of par value EUR 5.00 each at 2012 and 2013 and 2,396,785,994 at 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 2013 and 12,639,831 shares of par value EUR 0.30 each at 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 6,297, 1,076 and 397,655 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2012				€ 4,780		€ 1,358		€ 4,079		€ (15,037)		€ (1,283)		€ 0		€ 54		€ 257
Reduction of par value per share (Common Stock: from EUR 5.00 to EUR 1.00)				(3,824)				5,014
Reverse split of the common stock				(1,190)
Issuance of common shares due to acquisition of Eurobank (270,510,718 shares of par value EUR 1.00 through a non-rights issue)				271				2
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(12)
Purchase of subsidiaries shares from non-controlling interest	€ 0							1
Net Income Loss	37									37						(1)		33
Net change in fair value of securities available for sale												(64)						(8)
Foreign currency translation adjustments												(1,285)				(2)		(39)
Issuance of 2,274,125,874 shares of par value EUR 0.30 at 2013 and 1,136,363,637 shares of par value EUR 0.30 at 2014, through a rights issue and a non-rights issue, respectively				682				9,074
Sale of treasury stock (6,076,383, 9,770,521 and 33,095,326 shares during 2012, 2013 and 2014 respectively)														45
Purchase of treasury stock (6,071,162, 10,167,100 and 32,698,747 shares during 2012, 2013 and 2014 respectively)														(47)
Issuance of preference shares (200,000,000 of par value EUR 5.0 each)						0
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										(7)
Balance at end of year (Common Stock: 956,090,482 shares in 2012 of par value EUR 5.00 each, 2,396,785,994 in 2013 of par value EUR 0.30 each and 3,533,149,631 in 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 12,639,831 shares of par value EUR 0.30 each at 2013 and 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 1,076, 397,655 and 1,076 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2013				719		1,354		17,859		(15,007)		(2,596)		(2)		39		250
Pension liability												36
Issue costs for the issuance of 270,510,718 and 2,274,125,874 shares in 2013 and 1,136,363,637 shares in 2014, net of tax								(176)
Purchase of preference shares (12,360,169 preference shares)						(4)		(135)
Changes in the redemption amount of redeemable NCI																		7
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																2
Purchase of subsidiaries shares from non-controlling interest	(46)							(46)				(59)
Net Income Loss	(2,477)									(2,477)						(2)		6
Net change in fair value of securities available for sale												(82)						2
Foreign currency translation adjustments												233						6
Issuance of 2,274,125,874 shares of par value EUR 0.30 at 2013 and 1,136,363,637 shares of par value EUR 0.30 at 2014, through a rights issue and a non-rights issue, respectively				341				2,159
Sale of treasury stock (6,076,383, 9,770,521 and 33,095,326 shares during 2012, 2013 and 2014 respectively)								1						83
Purchase of treasury stock (6,071,162, 10,167,100 and 32,698,747 shares during 2012, 2013 and 2014 respectively)														(81)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										97
Balance at end of year (Common Stock: 956,090,482 shares in 2012 of par value EUR 5.00 each, 2,396,785,994 in 2013 of par value EUR 0.30 each and 3,533,149,631 in 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 12,639,831 shares of par value EUR 0.30 each at 2013 and 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 1,076, 397,655 and 1,076 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2014	2,437	[1]		1,060	$ 1,213	1,354	$ 1,549	19,918	$ 22,789	(17,387)	$ (19,894)	(2,547)	$ (2,914)	0	$ 0	39	$ 45	0	$ 0
Pension liability												(43)
Issue costs for the issuance of 270,510,718 and 2,274,125,874 shares in 2013 and 1,136,363,637 shares in 2014, net of tax								(55)
Redemption of redeemable NCI																		(167)
Changes in the redemption amount of redeemable NCI																		(97)
Reduction of par value per share (Common Stock: from EUR 5.00 to EUR 1.00)								989	1,131
Reverse split of the common stock				(989)	(1,131)
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(3)	(4)
Purchase of subsidiaries shares from non-controlling interest	4							4	5
Net Income Loss	(8,464)		$ (9,686)							(8,464)	(9,684)					(3)	(3)
Net change in fair value of securities available for sale												125	143
Foreign currency translation adjustments												(603)	(690)			(1)	(1)
Issuance of 2,274,125,874 shares of par value EUR 0.30 at 2013 and 1,136,363,637 shares of par value EUR 0.30 at 2014, through a rights issue and a non-rights issue, respectively				2,192	2,508
Sale of treasury stock (6,076,383, 9,770,521 and 33,095,326 shares during 2012, 2013 and 2014 respectively)														66	76
Purchase of treasury stock (6,071,162, 10,167,100 and 32,698,747 shares during 2012, 2013 and 2014 respectively)														(67)	(77)
Balance at end of year (Common Stock: 956,090,482 shares in 2012 of par value EUR 5.00 each, 2,396,785,994 in 2013 of par value EUR 0.30 each and 3,533,149,631 in 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 12,639,831 shares of par value EUR 0.30 each at 2013 and 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 1,076, 397,655 and 1,076 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2015	€ (4,330)		$ (4,954)	2,744	3,140	0	0	21,740	24,874	€ (25,851)	$ (29,578)	(2,994)	(3,426)	€ (1)	$ (1)	€ 32	$ 37	€ 0	$ 0
Pension liability												€ 31	$ 35
Issue costs for the issuance of 270,510,718 and 2,274,125,874 shares in 2013 and 1,136,363,637 shares in 2014, net of tax								(44)	(50)
Conversion of preference shares to Common shares				€ 481	$ 550	€ (1,354)	$ (1,549)	€ 873	$ 999

[1]	Restated